Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares outstanding	9,667,750	9,667,750
Common stock, shares issued	9,667,750	9,667,750
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	0	0
Preferred stock, shares issued	0	0